Share capital and reserves	6 Months Ended
Jun. 30, 2024
Share capital and reserves
Share capital and reserves

24.Share capital and reserves

Nature and purpose of reserves

Additional paid-in capital

The additional paid-in capital is used to recognize equity contributions from shareholders, Cubic Games Studio Ltd put option, exercise of share-based payments options and changes in fair of other investments measured at FVOCI, see Note 15 for further details.

Cubic Games Studio Ltd’s sellers put option exercise notice

In February, 2024 certain sellers of Cubic Games Studio Ltd, i.e. Fat Slice Ltd, True Solutions Investments Ltd and Orly Holdings Ltd issued repurchase notices as per SPA for the total number of shares 101,601 for 100.00$ per share. Based on these notices the Group repurchased the shares in February of 2024. The amount of put option liability decreased by 10,160.

No similar notice was issued for an amount of 39,627 shares included in the put option liability. Therefore, a write-off equal to 3,964 was reflected as part of other financial income in this interim condensed consolidated profit or loss.

Share-based payments reserve

The share-based payments reserve is used to recognize the cost of equity-settled share-based payments provided to employees, including key management personnel and one service provider performing similar functions, as part of their remuneration, see Note 29 for further details.

Treasury share reserve

When shares recognized as equity repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Tender offer

On December 19, 2023 GDEV Inc announced the commencement of a tender offer by the Company to purchase for cash a minimum of 1,500,000 of its ordinary shares, no par value per ordinary share  (the “Minimum Tender Condition”), up to a maximum of 2,000,000 shares, at a purchase price of $20.00 per share, net to the seller in cash, without interest, less any applicable withholding taxes, using funds available from cash and cash equivalents. The tender offer, proration period and withdrawal rights expired on January 18, 2024.

Shares acquired pursuant to the tender offer will be held by the Company as treasury shares, and will remain available for the Company to issue in the future. In particular, subsequent to the completion of the tender offer, the Company intends to reintroduce all or a portion of the shares tendered in the tender offer into the securities markets with the aim to bolster the trading liquidity of the shares by increasing its public float.

In accordance with the terms and conditions of the tender offer listed above, and based on the final results reported by the Depositary, the Company has accepted for purchase 1,655,426 shares through the tender offer at a price of $20.00 per share, for an aggregate cost of approximately 33,109, excluding fees relating to the tender offer in the amount of 58, which are considered to be insignificant.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations into the presentation currency of these interim condensed consolidated financial statement, see interim condensed consolidated statement of changes in equity.

Share capital

Share capital as at June 30, 2024 and December 31, 2023 consisted from the following:

	2023	2023
	Number of shares	US$

Ordinary shares of $0 each	19,764,141	—
	19,764,141	—

Issued and fully paid
Balance at January 1, 2023	19,709,240	—
Issue of shares resulting from options exercise	54,901	—
Balance at December 31, 2023	19,764,141	—

	2024	2024
	Number of shares	US$

Ordinary shares of $0 each	18,106,375	—
	18,106,375	—

Issued and fully paid
Balance at January 1, 2024	19,764,141	—
Issue of ordinary shares related to business combination	84,298	—
Issue of shares resulting from options exercise	14,963	—
Repurchase of shares to Cubic Games Studio Ltd’s previous shareholders	(101,601)	—
Buy-back of the shares resulted from Tender offer	(1,655,426)	—
Balance at June 30, 2024	18,106,375	—